Related-party transactions - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Equity method investments at fair value	$ 0			$ 0
Equity method investment net income loss	(26,000)	$ (8,000)		11,000	$ (229,000)
current liability	$ 15,037,000		$ 7,062,000	$ 15,037,000
Nontrade receivables		200,000			200,000
Loans and Leases Receivable	0.075		0.075
Capital Unit, Class A [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Equity method investment shares	750			750
Ekf Diagnostics [Member]
Related Party Transaction [Line Items]
Related party transaction expenses	$ 100,000	100,000		$ 200,000	100,000
Icahn School Of Medicine At Mount Shenai [Member]
Related Party Transaction [Line Items]
Related party transaction expenses	200,000	200,000		2,900,000	500,000
Amount due to related party	2,100,000			2,100,000
current liability	4,000,000.0			4,000,000.0
Kantaro Bio Sciences LLC [Member]
Related Party Transaction [Line Items]
Loan commitment to related party	$ 80,000.00			$ 80,000.00
Equity method investment ownership percentage	25.00%		25.00%	25.00%
Payment towards advances to related parties	$ 250,000
Carrying value of investment written down				$ 0
Equity investment	$ 4,000,000.0			4,000,000.0
Kantaro Bio Sciences LLC [Member] | Compounded Monthly [Member]
Related Party Transaction [Line Items]
Related party transaction interest rate	0.25%
Kantaro Bio Sciences LLC [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Loan commitment to related party	$ 300,000			300,000
Additional loan commitment to related party	$ 500,000			$ 500,000
Equity method investment ownership percentage	75.00%			75.00%
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement with related party				5 years
Fair value of services to be provided to the related party	$ 200,000			$ 200,000
Due to affiliates	200,000			200,000
Recognised amount for services performed under agreement	100,000	100,000		100,000	900,000
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Fair value of services to be provided to the related party	2,000,000.0			2,000,000.0
Due to affiliates	$ 2,000,000.0			$ 2,000,000.0
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Capital Unit, Class A [Member]
Related Party Transaction [Line Items]
Equity method investment shares	250			250
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Capital Unit, Class A [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Equity method investments at fair value	$ 2,000,000.0			$ 2,000,000.0
Kantaro Bio Sciences LLC [Member] | Commitment To Lend Additional Amount [Member]
Related Party Transaction [Line Items]
Additional loan commitment to related party	170,000			170,000
Kantaro Bio Sciences LLC [Member] | Research and Development [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services	10,000.00	40,000.00		100,000	400,000
Kantaro Bio Sciences LLC [Member] | General and Administrative [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services	$ 20,000.00	$ 40,000.00		$ 60,000.00	$ 200,000